Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	Jun. 30, 2026	Mar. 31, 2026	Mar. 31, 2025
Net of credit loss allowance
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	700,000,000	700,000,000	700,000,000
Common stock, shares issued (in Shares)	8,636,186	8,636,186	8,577,583
Common stock, shares outstanding (in Shares)	8,636,186	8,636,186	8,577,583
Treasury stock, shares (in Shares)	139	139	139
Redeemable Series B preferred stock [Member]
Temporary equity, shares authorized (in Shares)	30,000,000	30,000,000	30,000,000
Temporary equity, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares issued (in Shares)	6,013,500	6,013,500	6,013,500
Temporary equity, shares outstanding (in Shares)	6,013,500	6,013,500	6,013,500
Series B Preferred Stock
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)		10,000,000	10,000,000
Preferred stock, shares issued (in Shares)		6,013,500	6,013,500
Preferred stock, shares outstanding (in Shares)		6,013,500	6,013,500
Series C Preferred Stock
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)		10,000,000	10,000,000
Preferred stock, shares issued (in Shares)			531,886
Preferred stock, shares outstanding (in Shares)			531,886